Note 12 - Net Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2019	2018	2017

Unrealised Foreign exchange gain(loss)	31,411	230	(379)
Realised foreign exchange loss	(1,750)	(7)	(1)
Net foreign exchange gain/(loss)	29,661	223	(380)